BORROWINGS - Supplemental Cash Flows (Details) - Non-recourse borrowings (current and non-current) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 12,028	$ 4,577
Cash Flows	2,135	177
Held for sale	(1,197)
Acquisitions		7,041
Foreign Exchange Movement and Other	(788)	233
Ending balance	$ 12,178	$ 12,028